August 19, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Company”)

Post-Effective Amendment No. 150 under the Securities Act of 1933 and Amendment No. 151 under Investment Company Act of 1940

File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of the Company, we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Company’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A (Amendment No. 151 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act for the purpose of adding options to the principal investment strategies of the Real Estate Series, Equity Income Series, Strategic Income Conservative Series, and Strategic Income Moderate Series of the Company.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation

Enclosures